RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Loans to related parties

The following represents the activity associated with loans to related parties during the year ended December 31, 2013:

(In thousands)
Balance at the beginning of the year	$5,829
Originations and Executive Officer additions	2,807
Principal payments	(337)
Decrease due to Director attrition	(375)
Balance at the end of the year	$7,924